NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VL Separate Account-D:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
J.P. Morgan Investment Management Inc. Mid Cap Value Portfolio: Class 1 (JPMMV1)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	September 1, 2016 to December 31, 2016 and the year ended December 31, 2017
Janus Henderson Investors Enterprise Portfolio: Service Shares (JAMGS)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	February 16, 2016 to December 31, 2016 and the year ended December 31, 2017
Massachusetts Financial Services Co. Value Series - Initial Class (MVFIC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	February 16, 2016 to December 31, 2016 and the year ended December 31, 2017
Nationwide Funds Group NVIT Large Cap Growth Fund - Class I (NVOLG1)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	April 22, 2016 to December 31, 2016 and the year ended December 31, 2017
Dreyfus Corporation Quality Bond Portfolio - Initial Shares (DQBP)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Morgan Stanley Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Nationwide Funds Group NVIT Government Bond Fund - Class I (GBF)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Goldman Sachs Asset Management Group Mid Cap Value- Institutional Shares (GVMCE)

	Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN FUNDS GROUP (THE)

  Growth Fund - Class 2 (AMVGR2)

  International Fund - Class 2 (AMVI2)

DELAWARE FUNDS BY MACQUARIE

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

FIDELITY INVESTMENTS

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Overseas Portfolio - Service Class (FOS)

INVESCO INVESTMENTS

  VI Growth and Income Fund - Series I Shares (ACGI)

  VI Core Equity Fund - Series I Shares (AVGI)

  VI International Growth Fund - Series I Shares (AVIE)

JANUS HENDERSON INVESTORS

  Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LEGG MASON

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

  ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

NATIONWIDE FUNDS GROUP

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

OPPENHEIMER FUNDS

  Global Securities Fund/VA - Non-Service Shares (OVGS)

PIMCO FUNDS

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

  Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

  Equity Income Portfolio - II (TREI2)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
27,566 shares (cost $530,482)	$597,629
Growth Fund - Class 2 (AMVGR2)
35,600 shares (cost $2,396,021)	2,753,640
International Fund - Class 2 (AMVI2)
3,445 shares (cost $59,734)	74,520
VIP Small Cap Value Series: Service Class (DWVSVS)
19,701 shares (cost $724,082)	837,672
Stock Index Fund, Inc. - Initial Shares (DSIF)
102,584 shares (cost $4,725,066)	5,486,193
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
99,380 shares (cost $1,257,388)	1,258,148
VIP Mid Cap Portfolio - Service Class (FMCS)
8,996 shares (cost $300,642)	347,263
VIP Overseas Portfolio - Service Class (FOS)
83,888 shares (cost $1,577,135)	1,910,131
VI Growth and Income Fund - Series I Shares (ACGI)
57,538 shares (cost $1,224,934)	1,306,113
VI Core Equity Fund - Series I Shares (AVGI)
74,794 shares (cost $2,669,703)	2,746,418
VI International Growth Fund - Series I Shares (AVIE)
38,306 shares (cost $1,345,593)	1,528,015
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,525 shares (cost $16,093)	18,039
Enterprise Portfolio: Service Shares (JAMGS)
171 shares (cost $9,377)	11,415
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
60 shares (cost $918)	1,048
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
30,718 shares (cost $680,513)	796,830
Value Series - Initial Class (MVFIC)
14,625 shares (cost $263,770)	305,945
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
127,240 shares (cost $2,901,749)	3,537,280
NVIT Mid Cap Index Fund - Class I (MCIF)
132,672 shares (cost $3,222,333)	3,452,123
NVIT Money Market Fund - Class I (SAM)
8,223,604 shares (cost $8,223,604)	8,223,604
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
15,151 shares (cost $216,970)	232,411
NVIT Multi-Manager Small Company Fund - Class I (SCF)
37,106 shares (cost $800,580)	840,069
NVIT Large Cap Growth Fund - Class I (NVOLG1)
30,737 shares (cost $563,477)	604,903
Global Securities Fund/VA - Non-Service Shares (OVGS)
37,857 shares (cost $1,527,198)	1,795,202
Real Return Portfolio - Administrative Class (PMVRRA)
53,893 shares (cost $664,974)	669,346
Total Return Portfolio - Administrative Class (PMVTRA)
226,834 shares (cost $2,469,048)	2,481,567
Small-Cap Portfolio - Investment Class (ROCSC)
38,543 shares (cost $327,129)	338,411
Equity Income Portfolio - II (TREI2)
58,160 shares (cost $1,719,846)	1,695,935

Total Investments	$43,849,870

Other Accounts Receivable	82
Accounts Receivable - VIP Overseas Portfolio - Service Class (FOS)	122
Accounts Receivable - Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	15
Accounts Payable - Mid Cap Value Portfolio: Class 1 (JPMMV1)	(12)
Accounts Payable - Enterprise Portfolio: Service Shares (JAMGS)	(4)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(123)

$43,849,950

Contract Owners’ Equity:
Accumulation units	43,849,950

Total Contract Owners’ Equity (note 8)	$43,849,950

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVSVA	AMVGR2	AMVI2	DWVSVS	DSIF	FIGBS	FMCS
Reinvested dividends	$460,988	3,866	12,248	863	6,653	79,857	28,866	1,924
Asset charges (note 3)	(104,400)	(1,751)	(6,146)	(170)	(2,409)	(11,533)	(3,179)	(722)

Net investment income (loss)	356,588	2,115	6,102	693	4,244	68,324	25,687	1,202

Realized gain (loss) on investments	589,132	(45,854)	33,540	(310)	(18,788)	242,284	(17,273)	(652)
Change in unrealized gain (loss) on investments	3,367,642	65,519	318,787	17,301	66,907	488,983	35,816	41,112

Net gain (loss) on investments	3,956,774	19,665	352,327	16,991	48,119	731,267	18,543	40,460

Reinvested capital gains	1,115,937	41,574	244,956	772	35,448	102,683	5,190	12,646

Net increase (decrease) in contract owners’ equity resulting from operations	$5,429,299	63,354	603,385	18,456	87,811	902,274	49,420	54,308

Investment Activity:	FOS	ACGI	AVGI	AVIE	JPMMV1	JAMGS	JAMVS	SBVI
Reinvested dividends	$23,453	20,843	28,781	19,917	205	100	11	7
Asset charges (note 3)	(4,459)	(3,278)	(7,140)	(3,161)	(54)	(37)	(4)	(369)

Net investment income (loss)	18,994	17,565	21,641	16,756	151	63	7	(362)

Realized gain (loss) on investments	41,571	(49,193)	116,886	1,831	538	1,614	113	29,525
Change in unrealized gain (loss) on investments	357,303	147,413	44,881	231,645	902	845	15	(12,235)

Net gain (loss) on investments	398,874	98,220	161,767	233,476	1,440	2,459	128	17,290

Reinvested capital gains	1,652	57,271	144,165	-	1,143	1,161	74	25

Net increase (decrease) in contract owners’ equity resulting from operations	$419,520	173,056	327,573	250,232	2,734	3,683	209	16,953

Investment Activity:	SBVSG	MVFIC	MVIVSC	GVIDM	MCIF	SAM	SCVF	SCF
Reinvested dividends	$-	5,552	40,899	-	34,252	34,235	1,083	-
Asset charges (note 3)	(1,698)	(705)	(7,686)	(137)	(8,523)	(20,287)	(615)	(1,966)

Net investment income (loss)	(1,698)	4,847	33,213	(137)	25,729	13,948	468	(1,966)

Realized gain (loss) on investments	4,200	1,378	205,360	(6,454)	31,112	-	22,102	(14,446)
Change in unrealized gain (loss) on investments	126,813	27,636	471,010	15,163	221,958	-	(13,399)	55,153

Net gain (loss) on investments	131,013	29,014	676,370	8,709	253,070	-	8,703	40,707

Reinvested capital gains	16,069	11,361	2,982	-	195,685	-	9,952	60,762

Net increase (decrease) in contract owners’ equity resulting from operations	$145,384	45,222	712,565	8,572	474,484	13,948	19,123	99,503

Investment Activity:	NVOLG1	OVGS	PMVRRA	PMVTRA	ROCSC	TREI2
Reinvested dividends	$2,712	14,022	19,167	52,969	3,001	25,502
Asset charges (note 3)	(1,366)	(3,394)	(2,073)	(6,550)	(846)	(4,142)

Net investment income (loss)	1,346	10,628	17,094	46,419	2,155	21,360

Realized gain (loss) on investments	(2,675)	39,671	(14,821)	(32,875)	(76,233)	96,981
Change in unrealized gain (loss) on investments	106,957	357,531	28,016	107,767	85,089	(27,246)

Net gain (loss) on investments	104,282	397,202	13,195	74,892	8,856	69,735

Reinvested capital gains	13,622	-	-	-	-	156,744

Net increase (decrease) in contract owners’ equity resulting from operations	$119,250	407,830	30,289	121,311	11,011	247,839

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ALVSVA		AMVGR2		AMVI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$356,588	315,358	2,115	2,015	6,102	12,247	693	642
Realized gain (loss) on investments	589,132	5,271	(45,854)	(8,637)	33,540	(277,133)	(310)	(3,904)
Change in unrealized gain (loss) on investments	3,367,642	867,394	65,519	106,129	318,787	231,709	17,301	397
Reinvested capital gains	1,115,937	1,594,833	41,574	31,615	244,956	195,526	772	6,204

Net increase (decrease) in contract owners’ equity resulting from operations	5,429,299	2,782,856	63,354	131,122	603,385	162,349	18,456	3,339

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(3,374)	-	-	-	-	-	-	-
Transfers between funds	-	-	(93,731)	33,341	(65,446)	(779,343)	(3,273)	(67,357)
Surrenders (note 6)	-	(1,334,364)	-	-	-	49	-	(12)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(490,150)	(558,450)	(5,364)	(4,008)	(18,216)	(17,385)	(929)	(3,173)
Adjustments to maintain reserves	(2,746)	2,193	22	(3)	22	9	10	(6)

Net equity transactions	(496,270)	(1,890,621)	(99,073)	29,330	(83,640)	(796,670)	(4,192)	(70,548)

Net change in contract owners’ equity	4,933,029	892,235	(35,719)	160,452	519,745	(634,321)	14,264	(67,209)
Contract owners’ equity beginning of period	38,916,921	38,024,686	633,358	472,906	2,233,895	2,868,216	60,262	127,471

Contract owners’ equity end of period	$43,849,950	38,916,921	597,639	633,358	2,753,640	2,233,895	74,526	60,262

CHANGES IN UNITS:
Beginning units	2,033,609	2,136,604	26,824	24,991	113,574	159,261	4,563	9,968
Units purchased	142,303	270,738	6,185	2,696	2,805	2,417	-	1,169
Units redeemed	(168,507)	(373,733)	(10,583)	(863)	(6,981)	(48,104)	(282)	(6,574)

Ending units	2,007,405	2,033,609	22,426	26,824	109,398	113,574	4,281	4,563

	DWVSVS		DSIF		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,244	4,125	68,324	70,484	25,687	23,166	1,202	393
Realized gain (loss) on investments	(18,788)	(40,472)	242,284	308,416	(17,273)	11,903	(652)	(7,699)
Change in unrealized gain (loss) on investments	66,907	199,965	488,983	(64,317)	35,816	2,028	41,112	21,854
Reinvested capital gains	35,448	77,839	102,683	131,011	5,190	466	12,646	12,369

Net increase (decrease) in contract owners’ equity resulting from operations	87,811	241,457	902,274	445,594	49,420	37,563	54,308	26,917

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(271,098)	(10,560)	302,572	(51,888)	283,838	(158,529)	43,789	40,923
Surrenders (note 6)	-	62	-	871	-	(228)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(7,499)	(7,070)	(34,771)	(44,447)	(17,102)	(35,592)	(2,177)	(1,543)
Adjustments to maintain reserves	4	11	9	52	(11)	16	24	8

Net equity transactions	(278,593)	(17,557)	267,810	(95,412)	266,725	(194,333)	41,636	39,388

Net change in contract owners’ equity	(190,782)	223,900	1,170,084	350,182	316,145	(156,770)	95,944	66,305
Contract owners’ equity beginning of period	1,028,457	804,557	4,316,107	3,965,925	941,995	1,098,765	251,357	185,052

Contract owners’ equity end of period	$837,675	1,028,457	5,486,191	4,316,107	1,258,140	941,995	347,301	251,357

CHANGES IN UNITS:
Beginning units	59,078	60,432	186,366	190,816	48,260	58,750	3,849	3,169
Units purchased	4,310	7,877	10,400	13,709	38,672	3,339	739	801
Units redeemed	(20,224)	(9,231)	(1,371)	(18,159)	(24,894)	(13,829)	(171)	(121)

Ending units	43,164	59,078	195,395	186,366	62,038	48,260	4,417	3,849

	FOS		ACGI		AVGI		AVIE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$18,994	15,392	17,565	9,913	21,641	11,253	16,756	10,515
Realized gain (loss) on investments	41,571	4,191	(49,193)	(37,722)	116,886	33,990	1,831	5,417
Change in unrealized gain (loss) on investments	357,303	(81,742)	147,413	133,861	44,881	4,129	231,645	(14,269)
Reinvested capital gains	1,652	2,328	57,271	104,065	144,165	147,607	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	419,520	(59,831)	173,056	210,117	327,573	196,979	250,232	1,663

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(7,989)	-	-	-	(3,185)	-	-	-
Transfers between funds	229,951	283,296	(64,291)	32,421	139,631	383,142	237,522	240,980
Surrenders (note 6)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(51,687)	(38,384)	(9,967)	(7,979)	(84,340)	(65,648)	(9,438)	(6,626)
Adjustments to maintain reserves	9,063	4	4	2	(10,173)	14	23	8

Net equity transactions	179,338	244,916	(74,254)	24,444	41,933	317,508	228,107	234,362

Net change in contract owners’ equity	598,858	185,085	98,802	234,561	369,506	514,487	478,339	236,025
Contract owners’ equity beginning of period	1,311,395	1,126,310	1,207,307	972,746	2,376,912	1,862,425	1,049,684	813,659

Contract owners’ equity end of period	$1,910,253	1,311,395	1,306,109	1,207,307	2,746,418	2,376,912	1,528,023	1,049,684

CHANGES IN UNITS:
Beginning units	78,461	63,777	61,654	59,311	127,447	109,836	45,958	35,375
Units purchased	12,061	16,949	2,483	9,797	8,101	21,322	8,933	10,871
Units redeemed	(2,456)	(2,265)	(5,646)	(7,454)	(5,106)	(3,711)	(365)	(288)

Ending units	88,066	78,461	58,491	61,654	130,442	127,447	54,526	45,958

	JPMMV1		JAMGS		JAMVS		SBVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$151	(20)	63	87	7	68	(362)	5,291
Realized gain (loss) on investments	538	(64)	1,614	963	113	(1,854)	29,525	8,958
Change in unrealized gain (loss) on investments	902	1,044	845	1,193	15	822	(12,235)	23,911
Reinvested capital gains	1,143	-	1,161	1,351	74	2,045	25	8,431

Net increase (decrease) in contract owners’ equity resulting from operations	2,734	960	3,683	3,594	209	1,081	16,953	46,591

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	-	-	-	19,925	-
Transfers between funds	(8,305)	23,089	(8,978)	13,810	(1,050)	(12,376)	(447,827)	49,245
Surrenders (note 6)	-	27	-	26	-	8	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(298)	(168)	(204)	(515)	(25)	(392)	(6,481)	(11,397)
Adjustments to maintain reserves	(26)	14	-	(5)	25	(20)	(7,195)	5

Net equity transactions	(8,629)	22,962	(9,182)	13,316	(1,050)	(12,780)	(441,578)	37,853

Net change in contract owners’ equity	(5,895)	23,922	(5,499)	16,910	(841)	(11,699)	(424,625)	84,444
Contract owners’ equity beginning of period	23,922	-	16,910	-	1,904	13,603	424,625	340,181

Contract owners’ equity end of period	$18,027	23,922	11,411	16,910	1,063	1,904	-	424,625

CHANGES IN UNITS:
Beginning units	765	-	1,377	-	67	567	14,149	12,777
Units purchased	-	863	-	1,542	-	459	-	1,788
Units redeemed	(257)	(98)	(644)	(165)	(34)	(959)	(14,149)	(416)

Ending units	508	765	733	1,377	33	67	-	14,149

	SBVSG		MVFIC		MVIVSC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,698)	(1,324)	4,847	4,947	33,213	22,576	(137)	5,254
Realized gain (loss) on investments	4,200	(11,676)	1,378	19,615	205,360	101,039	(6,454)	14,058
Change in unrealized gain (loss) on investments	126,813	30,292	27,636	14,540	471,010	(80,403)	15,163	(18,932)
Reinvested capital gains	16,069	21,997	11,361	21,534	2,982	58,505	-	22,704

Net increase (decrease) in contract owners’ equity resulting from operations	145,384	39,289	45,222	60,636	712,565	101,717	8,572	23,084

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	49,387	67,902	4,521	207,557	74,903	263,704	(331,025)	(26,586)
Surrenders (note 6)	-	78	-	246	-	29	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,143)	(4,734)	(3,857)	(8,380)	(22,559)	(21,669)	(2,078)	(11,926)
Adjustments to maintain reserves	11	7	(26)	16	10	13	(3)	3

Net equity transactions	44,255	63,253	638	199,439	52,354	242,077	(333,106)	(38,509)

Net change in contract owners’ equity	189,639	102,542	45,860	260,075	764,919	343,794	(324,534)	(15,425)
Contract owners’ equity beginning of period	607,198	504,656	260,075	-	2,772,351	2,428,557	324,534	339,959

Contract owners’ equity end of period	$796,837	607,198	305,935	260,075	3,537,270	2,772,351	-	324,534

CHANGES IN UNITS:
Beginning units	44,668	39,181	8,940	-	160,201	145,362	15,357	17,193
Units purchased	2,962	5,868	144	9,251	3,223	16,095	-	3,236
Units redeemed	(340)	(381)	(123)	(311)	(1,845)	(1,256)	(15,357)	(5,072)

Ending units	47,290	44,668	8,961	8,940	161,579	160,201	-	15,357

	MCIF		SAM		SCVF		SCF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$25,729	29,537	13,948	(22,892)	468	790	(1,966)	505
Realized gain (loss) on investments	31,112	(10,331)	-	-	22,102	12,437	(14,446)	(842)
Change in unrealized gain (loss) on investments	221,958	259,190	-	-	(13,399)	14,896	55,153	33,354
Reinvested capital gains	195,685	267,164	-	196	9,952	23,224	60,762	84,760

Net increase (decrease) in contract owners’ equity resulting from operations	474,484	545,560	13,948	(22,696)	19,123	51,347	99,503	117,777

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(6,307)	-	-	-	34	-	(4,623)	-
Transfers between funds	(243,242)	204,743	(246,369)	1,093,976	(33,426)	(37,659)	166,027	118,952
Surrenders (note 6)	-	25	-	(1,335,513)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(51,310)	(42,068)	(64,579)	(131,005)	(7,418)	(7,333)	(22,896)	(15,974)
Adjustments to maintain reserves	2,596	(3)	(18)	10	13,050	17	(8,492)	7

Net equity transactions	(298,263)	162,697	(310,966)	(372,532)	(27,760)	(44,975)	130,016	102,985

Net change in contract owners’ equity	176,221	708,257	(297,018)	(395,228)	(8,637)	6,372	229,519	220,762
Contract owners’ equity beginning of period	3,275,907	2,567,650	8,520,622	8,915,850	241,096	234,724	610,550	389,788

Contract owners’ equity end of period	$3,452,128	3,275,907	8,223,604	8,520,622	232,459	241,096	840,069	610,550

CHANGES IN UNITS:
Beginning units	66,204	62,263	656,426	685,213	4,229	5,172	12,380	9,684
Units purchased	5,740	4,901	-	84,130	-	240	3,077	3,154
Units redeemed	(11,536)	(960)	(23,964)	(112,917)	(481)	(1,183)	(410)	(458)

Ending units	60,408	66,204	632,462	656,426	3,748	4,229	15,047	12,380

	NVOLG1		OVGS		PMVRRA		PMVTRA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,346	2,010	10,628	8,005	17,094	28,066	46,419	40,978
Realized gain (loss) on investments	(2,675)	(6,860)	39,671	(25,755)	(14,821)	(100,995)	(32,875)	(20,584)
Change in unrealized gain (loss) on investments	106,957	(65,531)	357,531	(42,654)	28,016	131,220	107,767	31,418
Reinvested capital gains	13,622	83,309	-	66,221	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	119,250	12,928	407,830	5,817	30,289	58,291	121,311	51,812

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(1,229)	-	-	-	-	-	-	-
Transfers between funds	139,156	360,382	383,103	2,601	(332,536)	(649,107)	113,380	81,201
Surrenders (note 6)	-	-	-	3	-	(36)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(15,810)	(7,961)	(8,926)	(6,615)	(6,212)	(12,143)	(17,596)	(14,998)
Adjustments to maintain reserves	(1,886)	74	17	16	81	(68)	119	193

Net equity transactions	120,231	352,495	374,194	(3,995)	(338,667)	(661,354)	95,903	66,396

Net change in contract owners’ equity	239,481	365,423	782,024	1,822	(308,378)	(603,063)	217,214	118,208
Contract owners’ equity beginning of period	365,423	-	1,013,185	1,011,363	977,723	1,580,786	2,264,230	2,146,022

Contract owners’ equity end of period	$604,904	365,423	1,795,209	1,013,185	669,345	977,723	2,481,444	2,264,230

CHANGES IN UNITS:
Beginning units	35,244	-	38,651	38,517	46,766	79,335	110,253	107,036
Units purchased	11,938	42,145	11,871	397	-	-	7,060	3,944
Units redeemed	(1,242)	(6,901)	(286)	(263)	(15,804)	(32,569)	(1,863)	(727)

Ending units	45,940	35,244	50,236	38,651	30,962	46,766	115,450	110,253

	ROCSC		TREI2		MSVMG		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,155	4,662	21,360	24,415	-	(6)	-	(355)
Realized gain (loss) on investments	(76,233)	(18,834)	96,981	89,331	-	(7,045)	-	6,209
Change in unrealized gain (loss) on investments	85,089	23,180	(27,246)	(39,445)	-	3,320	-	7,388
Reinvested capital gains	-	53,545	156,744	136,208	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,011	62,553	247,839	210,509	-	(3,731)	-	13,242

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(2,794)	(7,891)	(14,389)	(419,174)	-	(15,840)	-	(578,391)
Surrenders (note 6)	-	-	-	-	-	1	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,289)	(2,003)	(10,979)	(11,770)	-	(128)	-	(5,457)
Adjustments to maintain reserves	2	-	(8)	4	-	1	-	5

Net equity transactions	(5,081)	(9,894)	(25,376)	(430,940)	-	(15,966)	-	(583,843)

Net change in contract owners’ equity	5,930	52,659	222,463	(220,431)	-	(19,697)	-	(570,601)
Contract owners’ equity beginning of period	332,476	279,817	1,473,461	1,693,892	-	19,697	-	570,601

Contract owners’ equity end of period	$338,406	332,476	1,695,924	1,473,461	-	-	-	-

CHANGES IN UNITS:
Beginning units	10,794	10,961	51,104	69,652	-	818	-	29,329
Units purchased	236	-	1,363	-	-	136	-	-
Units redeemed	(578)	(167)	(1,515)	(18,548)	-	(954)	-	(29,329)

Ending units	10,452	10,794	50,952	51,104	-	-	-	-

	DQBP		GVMCE		CAF
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	2,463	-	(44)	-	200
Realized gain (loss) on investments	-	(2,740)	-	(291)	-	(27,818)
Change in unrealized gain (loss) on investments	-	9,021	-	2,441	-	(12,615)
Reinvested capital gains	-	-	-	-	-	34,609

Net increase (decrease) in contract owners’ equity resulting from operations	-	8,744	-	2,106	-	(5,624)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	-	-	-
Transfers between funds	-	(216,859)	-	(28,162)	-	(441,543)
Surrenders (note 6)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	(5,018)	-	(754)	-	(4,187)
Adjustments to maintain reserves	-	(4)	-	(21)	-	1,814

Net equity transactions	-	(221,881)	-	(28,937)	-	(443,916)

Net change in contract owners’ equity	-	(213,137)	-	(26,831)	-	(449,540)
Contract owners’ equity beginning of period	-	213,137	-	26,831	-	449,540

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	10,405	-	587	-	36,866
Units purchased	-	-	-	25	-	1,617
Units redeemed	-	(10,405)	-	(612)	-	(38,483)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholders. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Catalyst Dividend Capture VA Fund (HVDCT)*

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Value Portfolio - Class A (ALVVA)*

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)*

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP International Fund - Class I (ACVI)*

VP Mid Cap Value Fund - Class I (ACVMV1)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

AMERICAN FUNDS GROUP (THE)

Global Growth Fund - Class 2 (AMVGG2)*

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

New World Fund - Class 2 (AMVNW2)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)*

Large Cap Core V.I. Fund - Class II (MLVLC2)*

Large Cap Value V.I. Fund - Class II (MLVLV2)*

S&P 500 Index V.I. Fund - Class II (MLVX52)*

Value Opportunities V.I. Fund - Class II (MLVSV2)*

Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)*

DELAWARE FUNDS BY MACQUARIE

VIP Emerging Markets Series: Service Class (DWVEMS)*

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)*

Appreciation Portfolio - Initial Shares (DCAP)*

International Value Portfolio - Initial Shares (DVIV)*

Quality Bond Portfolio - Initial Shares (DQBP)*

DEUTSCHE ASSET & WEALTH MANAGEMENT

Equity 500 Index VIP - Class A (BIEI)*

Small Cap Index VIP - Class A (BISCI)*

Variable Series I - DWS Capital Growth VIP - Class B (SVSCGB)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - DWS Global Growth VIP - Class B (SVSBCB)*

Variable Series II - DWS High Income VIP - Class B (SVSHIB)*

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)*

FIDELITY INVESTMENTS

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)*

VIP Asset Manager Portfolio - Service Class (FAMS)*

VIP Balanced Portfolio - Service Class (FBS)*

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)*

VIP Equity-Income Portfolio - Service Class (FEIS)*

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Growth Portfolio - Service Class (FGS)*

VIP High Income Portfolio - Service Class (FHIS)*

VIP Index 500 Portfolio - Initial Class (FIP)*

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)*

VIP Value Portfolio - Service Class (FVS)*

VIP Freedom Fund 2050 Portfolio - Service Class (FF50S)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Comstock Fund - Series II Shares (ACC2)*

VI Global Core Equity Fund - Series I Shares (MSVGE)*

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Value Fund: Series I Shares (MSVMV)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Global Health Care Fund - Series I Shares (IVHS)*

VI Global Real Estate Fund - Series I Shares (IVRE)*

VI High Yield Fund - Series I Shares (AVHY1)*

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)*

VI Technology Fund - Series I Shares (IVT)*

Invesco - Invesco V.I. Managed Volatility Fund - Series I Shares (IVU)*

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)*

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)*

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)*

Forty Portfolio: Service Shares (JACAS)*

Global Technology Portfolio: Service Shares (JAGTS)*

Overseas Portfolio: Service Shares (JAIGS)*

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)*

LEGG MASON

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)*

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)*

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)*

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)*

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)*

Growth Series - Service Class (MEGSS)*

MFS Total Return Bond Series - Service Class (MVRBSS)*

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)*

Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)*

New Discovery Series - Service Class (MNDSC)*

Utilities Series - Initial Class (MVUIC)*

Utilities Series - Service Class (MVUSC)*

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)*

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio - Class I (MSVEM)*

The Universal Institutional Funds, Inc. - Global Strategist Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)*

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)*

NVIT International Index Fund Class I (NVIX)*

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT International Equity Fund - Class I (GIG)*

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)*

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Short Term Bond Fund - Class I (NVSTB1)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Guardian Portfolio - I Class Shares (AMGP)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)*

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)*

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)*

High Yield Portfolio - Administrative Class (PMVHYA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)*

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Global Bond Portfolio (Unhedged) - Administrative Class (PMVGBA)*

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value- Institutional Shares (GVMCE)*

Large-Cap Value - Institutional Shares (GVGRI)*

Strategic International Equity Fund - Institutional Shares (GVIE)*

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)*

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)*

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)*

VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)*

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio (TRLT1)*

Mid-Cap Growth Portfolio - II (TRMCG2)*

New America Growth Portfolio (TRNAG1)*

Personal Strategy Balanced Portfolio (TRPSB1)*

Blue Chip Growth Portfolio (TRBCGP)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)*

WADDELL & REED, INC.

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

Variable Insurance Portfolios - Small Cap Growth (WRSCP)*

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.10% - 0.75% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	Up to 9.0% of each premium payment
Cost of Insurance Charges - assessed through a redemption of units	$0.03 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a redemption of units	$5 - $10 per policy, per month
Policy Loan Interest Charge - assessed through a redemption of units	Up to 3.75% of an outstanding policy loan
Partial Surrender Fee - assessed through a redemption of units	$0 - $25
Rider Charges - annualized and assessed through a redemption of units
Additional (insurance) Protection Rider Charge	$0.01 - $83.33 per month per $1,000 of additional protection

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium policies, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium policies and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For policies issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, there were no transfers into or out of the Separate Account from the fixed account.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$43,849,870	$-	$-	$43,849,870

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	$318,005	$373,406
Growth Fund - Class 2 (AMVGR2)	864,363	696,930
International Fund - Class 2 (AMVI2)	5,949	8,686
VIP Small Cap Value Series: Service Class (DWVSVS)	174,569	413,464
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,672,195	1,233,329
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	928,094	630,473
VIP Mid Cap Portfolio - Service Class (FMCS)	89,567	34,107
VIP Overseas Portfolio - Service Class (FOS)	444,097	244,231
VI Growth and Income Fund - Series I Shares (ACGI)	262,238	261,649
VI Core Equity Fund - Series I Shares (AVGI)	676,907	469,151
VI International Growth Fund - Series I Shares (AVIE)	313,778	68,927
Mid Cap Value Portfolio: Class 1 (JPMMV1)	2,302	9,612
Enterprise Portfolio: Service Shares (JAMGS)	1,261	9,219
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	139	1,132
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	30,280	472,195
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	184,985	126,365
Value Series - Initial Class (MVFIC)	27,166	10,294
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	768,573	679,997
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	228,278	561,514
NVIT Mid Cap Index Fund - Class I (MCIF)	901,069	977,914
NVIT Money Market Fund - Class I (SAM)	2,084,979	2,381,967
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	120,259	137,650
NVIT Multi-Manager Small Company Fund - Class I (SCF)	334,815	145,999
NVIT Large Cap Growth Fund - Class I (NVOLG1)	167,593	30,507
Global Securities Fund/VA - Non-Service Shares (OVGS)	852,974	468,153
Real Return Portfolio - Administrative Class (PMVRRA)	642,770	964,433
Total Return Portfolio - Administrative Class (PMVTRA)	2,036,443	1,894,224
Small-Cap Portfolio - Investment Class (ROCSC)	139,987	142,915
Equity Income Portfolio - II (TREI2)	804,921	652,170

	$15,078,556	$14,100,613

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.25%	22,426	$26.65	$597,639	0.55%	12.87%
2016	0.25%	26,824	23.61	633,358	0.62%	24.78%
2015	0.25%	24,991	18.92	472,906	0.82%	-5.72%
2014	0.25%	26,671	20.07	535,326	0.67%	8.93%
2013	0.25%	30,684	18.43	565,407	0.61%	37.71%
Growth Fund - Class 2 (AMVGR2)
2017	0.25%	109,398	25.17	2,753,640	0.50%	27.97%
2016	0.25%	113,574	19.67	2,233,895	0.80%	9.21%
2015	0.25%	159,261	18.01	2,868,216	0.67%	6.59%
2014	0.25%	122,977	16.90	2,077,802	0.78%	8.24%
2013	0.25%	155,569	15.61	2,428,417	0.99%	29.78%
International Fund - Class 2 (AMVI2)
2017	0.25%	4,281	17.41	74,526	1.27%	31.82%
2016	0.25%	4,563	13.21	60,262	1.00%	3.27%
2015	0.25%	9,968	12.79	127,471	1.45%	-4.76%
2014	0.25%	11,549	13.43	155,077	1.16%	-2.90%
2013	0.25%	16,471	13.83	227,765	1.32%	21.33%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.25%	43,164	19.41	837,675	0.69%	11.48%
2016	0.25%	59,078	17.41	1,028,457	0.72%	30.76%
2015	0.25%	60,432	13.31	804,557	0.62%	-6.70%
2014	0.25%	814	14.27	11,615	0.33%	5.35%
2013	0.25%	825	13.54	11,173	0.50%	32.84%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.25%	195,395	28.08	5,486,191	1.72%	21.24%
2016	0.25%	186,366	23.16	4,316,107	2.02%	11.43%
2015	0.25%	190,816	20.78	3,965,925	1.85%	0.85%
2014	0.25%	185,196	20.61	3,816,500	1.73%	13.14%
2013	0.25%	219,304	18.21	3,994,480	1.84%	31.70%
Quality Bond Portfolio - Initial Shares (DQBP)
2015	0.25%	10,405	20.48	213,137	2.00%	-1.90%
2014	0.25%	4,301	20.88	89,804	1.97%	4.53%
2013	0.25%	2,575	19.97	51,434	2.82%	-1.79%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.25%	62,038	20.28	1,258,140	2.27%	3.90%
2016	0.25%	48,260	19.52	941,995	2.41%	4.37%
2015	0.25%	58,750	18.70	1,098,765	2.30%	-0.95%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.25%	4,417	78.63	347,301	0.66%	20.40%
2016	0.25%	3,849	65.30	251,357	0.43%	11.83%
2015	0.25%	3,169	58.39	185,052	0.38%	-1.75%
2014	0.25%	3,084	59.43	183,288	0.14%	5.93%
2013	0.25%	3,696	56.10	207,361	0.57%	35.72%
VIP Overseas Portfolio - Service Class (FOS)
2017	0.25%	88,066	21.69	1,910,253	1.42%	29.78%
2016	0.25%	78,461	16.71	1,311,395	1.51%	-5.36%
2015	0.25%	63,777	17.66	1,126,310	1.43%	3.23%
2014	0.25%	41,087	17.11	702,883	1.23%	-8.39%
2013	0.25%	43,875	18.67	819,316	1.33%	30.05%
VI Growth and Income Fund - Series I Shares (ACGI)
2017	0.25%	58,491	22.33	1,306,109	1.59%	14.03%
2016	0.25%	61,654	19.58	1,207,307	1.16%	19.40%
2015	0.25%	59,311	16.40	972,746	2.42%	-3.30%
2014	0.25%	86,396	16.96	1,465,381	1.76%	10.00%
2013	0.25%	83,606	15.42	1,289,092	1.51%	33.75%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI Core Equity Fund - Series I Shares (AVGI)
2017	0.25%	130,442	$21.05	$2,746,418	1.08%	12.89%
2016	0.25%	127,447	18.65	2,376,912	0.79%	9.99%
2015	0.25%	109,836	16.96	1,862,425	1.18%	-6.01%
2014	0.25%	79,056	18.04	1,426,148	0.81%	7.88%
2013	0.25%	96,814	16.72	1,618,982	1.35%	28.93%
VI International Growth Fund - Series I Shares (AVIE)
2017	0.25%	54,526	28.02	1,528,023	1.57%	22.70%
2016	0.25%	45,958	22.84	1,049,684	1.41%	-0.70%
2015	0.25%	35,375	23.00	813,659	1.35%	-2.59%
2014	0.25%	39,085	23.61	922,864	1.60%	0.08%
2013	0.25%	31,804	23.59	750,339	1.25%	18.72%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.25%	508	35.49	18,027	0.95%	13.48%
2016	0.25%	765	31.27	23,922	0.00%	14.41%
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.25%	733	15.57	11,411	0.68%	26.77%
2016	0.25%	1,377	12.28	16,910	0.70%	22.80%	****
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2017	0.25%	33	32.21	1,063	0.62%	13.35%
2016	0.25%	67	28.42	1,904	0.83%	18.47%
2015	0.25%	567	23.99	13,603	1.06%	-3.93%
2014	0.25%	590	24.97	14,734	3.39%	8.17%
2013	0.25%	614	23.09	14,175	1.13%	25.49%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2016	0.25%	14,149	30.01	424,625	1.70%	12.72%
2015	0.25%	12,777	26.62	340,181	1.66%	-3.11%
2014	0.25%	8,614	27.48	236,705	2.00%	11.43%
2013	0.25%	7,380	24.66	181,995	1.80%	32.04%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2017	0.25%	47,290	16.85	796,837	0.00%	23.96%
2016	0.25%	44,668	13.59	607,198	0.00%	5.54%
2015	0.25%	39,181	12.88	504,656	0.00%	-4.61%
2014	0.25%	17,781	13.50	240,099	0.00%	3.82%
2013	0.25%	12,452	13.01	161,956	0.00%	30.06%	****
Value Series - Initial Class (MVFIC)
2017	0.25%	8,961	34.14	305,935	1.96%	17.36%
2016	0.25%	8,940	29.09	260,075	1.94%	13.80%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.25%	161,579	21.89	3,537,270	1.32%	26.50%
2016	0.25%	160,201	17.31	2,772,351	1.13%	3.58%
2015	0.25%	145,362	16.71	2,428,557	1.77%	6.05%
2014	0.25%	173,821	15.75	2,738,234	1.49%	0.88%
2013	0.25%	217,388	15.62	3,394,673	1.39%	27.31%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2015	0.25%	818	24.08	19,697	0.00%	-6.13%
2014	0.25%	1,009	25.65	25,884	0.00%	1.71%
2013	0.25%	1,156	25.22	29,155	0.35%	37.14%
NVIT Government Bond Fund - Class I (GBF)
2015	0.25%	29,329	19.46	570,601	1.23%	-0.36%
2014	0.25%	22,732	19.53	443,844	1.99%	4.31%
2013	0.25%	26,459	18.72	495,278	1.96%	-4.29%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.25%	15,357	21.13	324,534	1.66%	6.88%
2015	0.25%	17,193	19.77	339,959	1.68%	-0.58%
2014	0.25%	12,556	19.89	249,728	1.69%	4.92%
2013	0.25%	13,462	18.96	255,196	1.74%	16.34%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.25%	60,408	$57.15	$3,452,128	1.02%	15.49%
2016	0.25%	66,204	49.48	3,275,907	1.28%	19.99%
2015	0.25%	62,263	41.24	2,567,650	1.17%	-2.78%
2014	0.25%	49,834	42.42	2,113,804	1.11%	9.15%
2013	0.25%	56,609	38.86	2,199,945	1.02%	32.72%
NVIT Money Market Fund - Class I (SAM)
2017	0.25%	632,462	13.00	8,223,604	0.42%	0.17%
2016	0.25%	656,426	12.98	8,520,622	0.01%	-0.24%
2015	0.25%	685,213	13.01	8,915,850	0.00%	-0.25%
2014	0.25%	712,717	13.04	9,296,919	0.00%	-0.25%
2013	0.25%	607,238	13.08	7,940,891	0.00%	-0.25%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.25%	3,748	62.02	232,459	0.46%	8.79%
2016	0.25%	4,229	57.01	241,096	0.59%	25.62%
2015	0.25%	5,172	45.38	234,724	0.73%	-6.26%
2014	0.25%	5,107	48.41	247,244	0.51%	6.75%
2013	0.25%	6,547	45.35	296,903	0.89%	40.05%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.25%	15,047	55.83	840,069	0.00%	13.20%
2016	0.25%	12,380	49.32	610,550	0.35%	22.53%
2015	0.25%	9,684	40.25	389,788	0.45%	-1.88%
2014	0.25%	3,527	41.02	144,685	0.15%	0.56%
2013	0.25%	4,937	40.79	201,391	0.15%	40.55%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.25%	45,940	13.17	604,904	0.53%	26.99%
2016	0.25%	35,244	10.37	365,423	0.70%	3.68%	****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.25%	50,236	35.74	1,795,209	1.02%	36.32%
2016	0.25%	38,651	26.21	1,013,185	1.07%	-0.17%
2015	0.25%	38,517	26.26	1,011,363	1.29%	3.68%
2014	0.25%	27,258	25.32	690,294	1.32%	2.04%
2013	0.25%	52,540	24.82	1,303,986	1.43%	26.99%
Real Return Portfolio - Administrative Class (PMVRRA)
2017	0.25%	30,962	21.62	669,345	2.36%	3.40%
2016	0.25%	46,766	20.91	977,723	2.29%	4.92%
2015	0.25%	79,335	19.93	1,580,786	3.20%	-2.95%
2014	0.25%	167,696	20.53	3,442,911	1.29%	2.83%
2013	0.25%	128,868	19.96	2,572,843	2.02%	-9.44%
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.25%	115,450	21.49	2,481,444	2.09%	4.66%
2016	0.25%	110,253	20.54	2,264,230	2.07%	2.43%
2015	0.25%	107,036	20.05	2,146,022	4.02%	0.18%
2014	0.25%	265,318	20.01	5,309,709	2.25%	4.01%
2013	0.25%	237,542	19.24	4,570,548	2.22%	-2.20%
Mid Cap Value - Institutional Shares (GVMCE)
2015	0.25%	587	45.71	26,831	0.38%	-9.47%
2014	0.25%	716	50.49	36,150	0.88%	13.29%
2013	0.25%	957	44.57	42,651	0.73%	32.56%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2013	0.25%	5,446	13.83	75,299	0.00%	31.87%
Small-Cap Portfolio - Investment Class (ROCSC)
2017	0.25%	10,452	32.38	338,406	0.88%	5.11%
2016	0.25%	10,794	30.80	332,476	1.79%	20.66%
2015	0.25%	10,961	25.53	279,817	0.33%	-12.02%
2014	0.25%	59,869	29.02	1,737,209	0.13%	2.98%
2013	0.25%	60,710	28.18	1,710,608	1.11%	34.42%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity Income Portfolio - II (TREI2)
2017	0.25%	50,952	$33.28	$1,695,924	1.53%	15.44%
2016	0.25%	51,104	28.83	1,473,461	1.97%	18.56%
2015	0.25%	69,652	24.32	1,693,892	1.59%	-7.34%
2014	0.25%	71,032	26.24	1,864,232	1.52%	6.84%
2013	0.25%	64,457	24.57	1,583,430	1.19%	29.08%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.25%	20,764	23.36	485,090	0.00%	1.34%
2013	0.25%	19,192	23.05	442,433	0.00%	43.00%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.25%	36,866	12.19	449,540	0.44%	4.41%
2014	0.25%	33,765	11.68	394,349	0.36%	11.05%
2013	0.25%	34,045	10.52	358,050	0.69%	29.42%

2017	Contract Owners’ Equity:				$43,849,950
2016	Contract Owners’ Equity:				$38,916,921
2015	Contract Owners’ Equity:				$38,024,686
2014	Contract Owners’ Equity:				$41,098,512
2013	Contract Owners’ Equity:				$39,795,172
*	This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.